4. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Stockholders Equity Details Narrative
Proceeds from private placement	$ 575,000
Proceeds from private placement, shares	958,338
Placement agent fees	25,000
Placement agent commission	51,750
Placement agent warrants received	95,833
Proceeds from exercise of warrants	270,000
Common stock issued upon exercise of warrants	900,000
Common stock sold to various investors, shares	1,347,201
Common stock sold to various investors, amount	$ 606,240